Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 1,126	$ 3,735	$ 4,749
Accrued interest receivable	571	598	601
Loans receivable, net	54,085	46,943	46,405
Real estate investments	1,608	1,651	1,181
Foreclosed assets, net	865	2,724	4,449
Premises and equipment	863	875	903
Other assets	1,259	1,089	981
Total assets	60,377	57,615	59,269
Liabilities and Members’ Capital
Customer interest escrow	1,059	479	510
Accounts payable and accrued expenses	392	296	289
Accrued interest payable	2,781	2,464	3,158
Notes payable secured, net of deferred financing costs	22,388	20,016	22,959
Notes payable unsecured, net of deferred financing costs	26,302	27,713	26,978
PPP loan and EIDL advance			10
Due to preferred equity member	46	43	106
Total liabilities	52,968	51,011	54,010
Commitments and Contingencies (Note 10)
Redeemable Preferred Equity
Series C preferred equity	5,462	5,014	3,582
Series B preferred equity	1,860	1,720	1,630
Class A common equity	87	(130)	47
Members’ capital	1,947	1,590	1,677
Total liabilities, redeemable preferred equity and members’ capital	$ 60,377	$ 57,615	$ 59,269